FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number
811-22429

Institutional Investor Trust
 Exact name of registrant as specified in charter.

201 Center Road, Suite Two, Venice, FL 34285
Address of principal executive offices. Zip code.

Corporation Service Company
84 State Street, Boston, MA 02109
Name and address of agent for service.

941-493-3600
Registrant's telephone number, including area code.

December 31
Date of fiscal year end.

December 31, 2010
Date of reporting period.

Item 1: Report to Stockholders.

INSTITUTIONAL INVESTOR TRUST

SECTOR ALLOCATION MODEL FUND SERIES (SAMSX)

2010

ANNUAL REPORT

201 Center Road, Suite Two
Venice, Florida 34285
800-338-9476

i

Table of Contents

Sector Allocation Model Fund Series

Management's Discussion of Fund Performance *

Total Return *

Value of a $10,000 Investment *

Performance Summary *

Expenses *

Expenses Example *

Portfolio Holdings *

Audited Financial Statements *

Financial Highlights *

Notes to Financial Statements *

Management Information *

Proxy Voting *

Approval of Investment Advisory Agreement *

Report of Independent Registered Public Accounting Firm *

Sector Allocation Model Fund

Management's Discussion of Fund Performance

The objective of the Sector Allocation Model Fund (the "Fund") of Institutional Investor Trust (the "Trust") is to outperform the S&P500 modestly as the market moves up and dramatically as it moves down. The Fund seeks to create value by avoiding extreme market losses rather than trying to capture extreme market gains.

The Fund invests solely in the exchange traded funds (ETFs) that represent the nine sectors of the Standard and Poors 500 Index (S&P) and the ETF representing the one- to three-month U. S. Treasury Note. Those nine sectors are consumer discretionary, consumer staples, energy, financials, health care, industrials, materials, technology, and utilities. The Fund makes investments in proportions designed to meet its investment objectives while maintaining some balance within equities and short term treasuries. The Fund evaluates the performance of the nine sectors weekly and purchases or sells any given sector or treasury holding accordingly.

Sectors are either in or out of the model, and all sectors in the model are equally weighted. The maximum allocation to any one sector is 25%. When three or fewer sectors are included 25% is invested in each sector and the remainder is invested in the Treasury ETF. When four or more sectors are included the percentage in each is equally weighted and no investment is made in the Treasury ETF. When no sectors are included, 100% is invested in the Treasury ETF.

The Fund commenced operations on September 13, 2010 and its fiscal year ended December 31, 2010. For that period, the Fund returned 9.70% while the S&P returned 12.1%. However, the Fund's underlying model that determines participating sectors, while employed for the full year of 2010 in a vehicle similar to the Fund, returned 17.7% compared to the S&P's 15.1%. Management believes that the Fund is on track to meet its stated objective as it begins its first full year of operation.

Respectfully,

/s/ Roland G. "Kelly" Caldwell, Jr.

Roland G. "Kelly" Caldwell, Jr.
President

Institutional Investor Trust	Page 1

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Institutional Investor Trust	Page 2

Total Return

Start of Operations to December 31, 2010

Fund and Comparison	1 Year	3 Year	5 Year	09/13/10 to 12/31/10
Sector Allocation Model Fund	—	—	—	9.70%
Standard & Poors 500 Index	—	—	—	12.10%

Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that your shares, when you redeem them, may be worth more or less than what you originally paid for them. The Fund does not charge redemption fees and as of the Fund's latest prospectus, the gross expense ratio is expected to be 1.23%. You may call 800-338-9476 for current month-end performance.

Value of a $10,000 Investment

Start of Operations to December 31, 2010

This graph represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance calculations are as of the end of December each year. Past performance does not guarantee future results. Returns shown are total returns, meaning you would reinvest dividends and capital gains. The table and graph shown above do not reflect the deduction of taxes you would pay on fund distributions or share redemptions.

Performance Summary

As of December 31, 2010

Period (1)	Before Taxes	After Taxes on Distributions	After Taxes on Distributions and Sale of Fund Shares
09/13/10 through 12/31/10	9.70%	9.24%	8.02%
1 Year	—	—	—
5 Years	—	—	—
10 Years	—	—	—

(1) Performance summary rates are not annualized. They are from the start of operations on 09/13/10 to 12/31/10.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Remember that the Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.

Institutional Investor Trust	Page 3

Expenses

All mutual funds have operating expenses. As a fund shareholder, you incur these ongoing expenses, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of the fund.

A fund's expenses are expressed as a percentage of its average net assets known as the expense ratio. The following examples are intended to help you to understand the ongoing costs (in dollars) of investing in a fund and to compare these costs with those of other mutual funds.

The examples in the following table are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. They illustrate your fund's costs in two ways:

Based on actual fund return. This example is intended to help you estimate the actual expenses you paid over the period. The "Ending Account Value" is derived from the fund's actual return, and the "Expenses Paid During the Period" shows the dollar amount of expenses. You can use this information, together with the amount you actually invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000. For example, if your account value is $8,600, divide that amount by $1,000, and then multiply the result—8.6—by the dollar amount for your fund under the heading "Expenses Paid During Period."

Based on a hypothetical 5% return. This example is intended to help you compare your fund's costs with those of other mutual funds. It uses the actual expense ratio for your fund, but it assumes a yearly return of 5% before expenses. Because the return used is not the fund's actual return, the results do not apply to your investment. However, the example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return for this purpose.

Expenses Example

Example Type	Beginning Account Value 09/13/10	Ending Account Value 12/31/10	Expenses Paid During Period (1) 09/13/10 to 12/31/10
Actual	$1,000.00	$1,025.46	$3.74
Hypothetical (5% return before expenses)	$1,000.00	$1,011.33	$3.72

(1) Expenses are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 110/366 to reflect this initial period beginning with the start of operations on 09/13/10. The expense ratio of the fund is 1.23% with .23% being the inherent cost of holding the ETFs in the fund's portfolio and 1.0% being all other costs of maintaining the fund.

Portfolio Holdings

Institutional Investor Trust discloses a complete schedule of the portfolio holdings on a quarterly basis during its fiscal year beginning January 1 and ending December 31. The Trust publishes second quarter listings in its Semiannual Report dated June 30 (the first to be published on June 30, 2011), and fourth quarter listings in its Annual Report dated December 31. For the first and third quarters, the Trust files complete listings with the Securities and Exchange Commission on Form N-Q. You may view the Form N-Q filings on the Commission's web site at http://www.sec.gov and at the Commission's Public Reference Room in Washington, DC. You can obtain information on the operation of the Public Reference Room by calling 1-800-SEC-0330. You may also obtain a free copy directly from the Trust by calling 800-338-9476.

Institutional Investor Trust	Page 4

Portfolio Holdings (Continued)

Investments by Standard & Poors 500 Sectors

Schedule of Investments

December 31, 2010

Exchange Traded Funds 99.10%
Holding	Shares	Value

Materials: 12.61%
Materials Select Sector SPDR	85,436	$3,281,597

Energy: 12.66%
Energy Select Sector SPDR	48,297	3,296,270

Financial: 12.39%
Financial Select Sector SPDR	202,160	3,224,452

Industrial: 12.40%
Industrial Select Sector SPDR	92,546	3,227,079

Technology: 12.24%
Technology Select Sector SPDR	126,445	3,185,149

Consumer Staples: 12.30%
Consumer Staples Select Sector SPDR	109,244	3,201,942

Utilities: 12.32%
Utilities Select Sector SPDR	102,299	3,206,051

Consumer Discretionary: 12.19%
Consumer Discretionary Select Sector SPDR	84,784	3,171,769

Total Investments: 99.10% (Identified Cost $24,428,135)		$25,794,309

Cash & Equivalents*: 1.1%		286,351
Other Assets & Liabilities, Net: -.2%		-51,493

Net Assets: 100.0%		$26,029,167

* Non-restricted collateralized interest-earning bank account deposit.

Institutional Investor Trust	Page 5

Audited Financial Statements

Statement of Assets and Liabilities December 31, 2010
Assets
Investment in Securities, at Fair Value (Cost $24,428,135)	$25,794,309
Cash and Equivalents	286,351
Receivables
Dividends and Interest	189
Receivable from Advisor	365
Total Assets	26,081,214
Liabilities
Custodian Fee Payable	1,130
Securities Purchased	50,917
Total Liabilities	52,047
Net Assets	$26,029,167
Net Assets Consist of:
Paid in Capital	$24,651,586
Accumulated Net Investment Loss	(262,911)
Accumulated Net Realized Gain on Investments	274,317
Net Unrealized Appreciation on Investments	1,366,175
Total Net Assets	$26,029,167
Capital Shares Outstanding (Unlimited Number of Shares at $10.00 Par Value)	2,408,641
Net Asset Value Per Share	$10.81

Institutional Investor Trust	Page 6

Audited Financial Statements (Continued)

Statement of Operations For the Period June 3, 2010 (Inception) to December 31, 2010
Investment Income
Dividends	$168,391
Interest	1,409
Total investment income	169,800
Operating Expense
Investment advisory fee	38,457
Professional fees	9,000
Registration fees	2,018
Custodian fees	5,229
Trustee fees	5,367
Total operating expenses	60,071
Less fees waived by advisor	(8,795)
Total operating expenses, net of fees waived	51,276
Net Investment Income	118,524
Realized and Unrealized Gain from Investments
Change in unrealized appreciation in investments	1,366,175
Net realized gain on investments	274,317
Total realized and unrealized gain from investments	1,640,492
Net Increase in Net Assets Resulting from Operations	$1,759,016

Statement of Changes in Net Assets For the Period June 3, 2010 (Inception) to December 31, 2010
Increase in Net Assets from Operations
Net investment income	$118,524
Net realized gain on investments	274,317
Change in unrealized appreciation in investments	1,366,175
Net increase in net assets resulting from operations	1,759,016
Distributions to Shareholders	(318,435)
Capital Share Transactions
Shares sold	25,096,342
Reinvested distributions	266,675
Shares redeemed	(711,431)
Total capital share transactions	24,651,586
Net Increase in Net Investments	$26,029,167
Net Assets
Beginning of period	0
End of period	$26,029,167

Institutional Investor Trust	Page 7

Financial Highlights

9/13/10 (1) to 12/31/10
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$10.00
Income from Investment Operations:
Net Investment Income (2)	.06
Net Realized and Unrealized Gain (Loss) on Investments	.93
Total Income from Investment Operations	.99
Distributions
Distributions from Net Investment Income	(.18)
Distributions from Net Realized Gains on Investments	.00
Distributions from Return of Capital	.00
Total Distributions	(.18)
Net Asset Value, End of Period	$10.81
Total Return Before Taxes: (3)	9.70%
Ratios and Supplemental Data:
Net Assets, End of Period	$26,029,167
Operating Expenses to Average Net Assets Before Fee Waiver	0.88%
Operating Expenses to Average Net Assets After Fee Waiver	0.75%
Investment Income to Average Net Assets Before Expenses	2.49%
Investment Income to Average Net Assets After Expenses	1.73%
Portfolio Turnover Rate	45.94%

(1) Start of operations
(2)Based on average shares outstanding
(3)Total investment return is calculated assuming an initial investment made at the net asset value at the start of operations, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.

Institutional Investor Trust	Page 8

Notes to Financial Statements

December 31, 2010

Note A — Organization
The Institutional Investor Trust (the "Trust"), was organized under the laws of the State of Massachusetts as a Massachusetts Business Trust on June 3, 2010 and is registered under the Investment Company Act of 1940, as amended, as a diversified open-end registered investment management company. The Trust is authorized to issue an indefinite number of shares of common stock in series with a par value of $10.00 per share. Currently, the Trust offers one fund, the Sector Allocation Model Fund (the "Fund"). Effective September 7, 2010, the Trust's shares were registered under Section 8(a) of the Securities Act of 1933. The primary investment objective of the Fund is to outperform the S&P 500 modestly as the market moves up and dramatically as it moves down. The first investment transaction occurred on September 13, 2010.

Note B — Significant Accounting Policies
The following significant accounting policies are in accordance with accounting policies generally accepted in the investment company industry.

  Security Valuation — All investments in securities are recorded at their estimated fair value, as described in NOTE C.
  Investment Income — Dividend income is recorded as of the ex-dividend date. Interest income is recognized on the accrual basis. Realized gains and losses are determined on the identified cost basis.
  Distributions to Shareholders — Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.
  Income Tax Status — No provision for income taxes is included in the accompanying financial statements as the Trust regularly distributes to shareholders its taxable investment income and realized gains under provision of the Internal Revenue Code applicable to regulated investment companies. Management has evaluated the Trust's tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on tax returns expected to be filed for 2010.
  Security Transactions — The Trust follows industry practice and records security transactions on the trade date.
  Use of Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect certain reported amounts and disclosures. Accordingly, actual results could differ from those estimates.
  Cash and Equivalents — The Cash and Equivalents component of portfolio holdings contains no restricted funds. It is comprised of non-restricted collateralized interest-bearing bank account deposits.

Note C — Securities Valuation
Accounting standards provide a framework for fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are described below:

  Level 1 — Inputs to the valuation methodology are actual quoted prices in active markets for identical securities.
  Level 2 — Inputs to the valuation methodology include indirect observable inputs including prices for similar assets and market corroborated inputs. If the asset has a specified (contractual) term, the Level 2 input must be observable for substantially the full term of the asset.
  Level 3 — Inputs to the valuation methodology are unobservable and significant to the fair value measurement.

The asset or liability's fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. Valuation techniques used need to maximize the use of observable inputs and minimize the use of unobservable inputs.

Following is a description of the valuation methodologies used for securities measured at fair value on a recurring basis.

Exchange traded funds — Securities traded on a national securities exchange are stated at the last reported trade price on the day of valuation on or after 4:00 p.m. New York Time as received by the valuation service, Bloomberg. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

The following table presents the Trust's fair value hierarchy as of December 31, 2010:

	Total	Level 1	Level 2	Level 3
2010
Exchange Traded Funds	$ 25,794,309	$ 25,794,309	$ —	$ —

Note D — Subsequent Events
In preparing these financial statements management of the Trust has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. This evaluation did not result in any subsequent events that necessitated disclosure and/or adjustments.

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Notes to Financial Statements (Continued)

Note E — Distributions to Shareholders
The tax character of distributions paid during 2010 was as follows:

Period Ended December 31, 2010
Distributions paid from:
Ordinary income	$265,937
Qualifying dividend income	115,498
Long-term capital gains	0
381,435
Return of capital	0
Total distributions to shareholders	$381,435

Note F — Tax Basis Components Of Distributable Earnings
As of December 31, 2010, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$8,380
Undistributed qualifying dividend income	3,026
Undistributed long-term capital gains	0
Unrealized appreciation	1,366,175
$1,377,581

As of December 31, 2010, there were no capital loss carryforwards for the Fund.

Note G — Investment Advisory Agreement
The Fund has a written agreement (the Agreement) for management and investment advisory services with Institutional Investor Advisers, Inc. which is owned 100% by Trust Companies of America, Inc. (TCA). TCA is controlled by the Trust's President and his family. The Agreement provides for advisor fees to be computed on the average daily net asset value. Annual percentage rate provided by the Agreement in computing investment advisory fees is 0.75% and the fees incurred in 2010 were $38,457.

Under terms of the agreement, the Fund's total normal operating costs cannot exceed 1% of the Fund's average net asset value in any one year. Expenses associated with normal operating costs in excess of 1% shall be paid by the Advisor. In 2010, total expenses for the Fund exceeded the 1% limit on normal operating costs by $8,795 and is recorded as an expense waiver.

Note H — Capital Share Transactions
As of December 31, 2010, an unlimited number of capital shares with a par value of $10.00 were authorized. Transactions of the Fund in capital shares for the period ended December 31, 2010 were as follows:

Shares sold	2,423,071
Reinvested distributions	24,669
>Shares redeemed	(39,099)
2,408,641

Note I — Investment Transactions
Purchases and sales and accumulated gross unrealized appreciation and depreciation of investment securities during 2010 and the tax cost of investment securities at December 31, 2010 were as follows:

Securities
Purchases	$34,463,961
Sales	10,310,144
Gross unrealized appreciation in securities	1,386,538
Gross unrealized depreciation in securities	(20,363)
Net unrealized appreciation in securities	1,366,175
Tax Cost	$24,428,135

Note J — Transactions with Affiliates
In addition to the investment advisory fees discussed in NOTE G, the Fund pays fees to other related entities, all of which are 100% owned by TCA, primarily for custodianship of assets. Total fees paid to TCA subsidiaries for services other than investment advising aggregated approximately $5,000 for 2010.

Institutional Investor Trust	Page 10

Notes to Financial Statements (Continued)

Note J — Transactions with Affiliates (continued)
The number of shares held by the President of the Trust, employees of the Advisor, and other affiliated persons (including any related or unrelated shareholder who is a beneficial owner of 5% or more of the fund ) at December 31, 2010 were 158,483 at a value of $1,713,206.

Note K — Market Risk
The Trust is exposed to market risk on the amount invested in marketable securities. The maximum amount of loss the Trust would incur is limited to the amount recorded in the 2010 financial statements. The Trust does not hold any collateral on the marketable securities. This exposure to risk is customary for all entities which have invested in financial instruments.

Note L — Broker Allocations
The placement of orders for the purchase and sale of portfolio securities is made under the control of the Adviser, subject to the overall supervision of the Board of Trustees.

Management Information

As of December 31, 2010

Following are the names, duties, and affiliations of the Officers of the Trust and the members of the Trust's Board of Trustees.

Name, Age, and Address	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Trusteeships or Directorships Held
Non-Interested Trustees
Charles Albers (70) 340 S. Palm Ave., #512 Sarasota, FL 34236	Trustee	Term: 1 year Service: .3 years	Private Investor. Retired mutual fund portfolio manager of Guardian Park Avenue Fund (SVP Guardian Life Insurance) and Oppenheimer Main Street Fund (SVP Oppenheimer Funds, Inc.)	1	None
R. Scott Thompson (45) 525 Bayview Parkway Nokomis, FL 34275	Trustee	Term: 1 year Service: .3 years	Dentist	1	None
James R. Woods (69) 609 Madrid Avenue Venice, FL 34285	Lead Independent Trustee	Term: 1 year Service: .3 years	Educator, Education Administrator; Retired.	1	None
Interested Trustees
(1) Roland G. Caldwell, Jr. (43) 3320 Hardee Drive Venice, FL 34292	Trustee and President	Term: 1 year Service: .6 years	President, Trust Companies of America, Inc.; President, Treasurer and Trust Officer, Caldwell Trust Company; President, Institutional Investor Advisers, Inc.; President, Omnivest Research Corporation (deregistered).	1	None
(1) Howard Present (49) 6 Sagamore Road Wellesley, MA 02481	Trustee	Term: 1 year Service: .3 years	F-Squared Institutional Advisors, LLC, President (Fund Subadviser)	1	None
Other Non-Interested Personnel
Marcia DeVries (42) 320 Aurora Street E. Venice, FL 34285	Secretary	Term: 1 year Service: .6 years	Secretary, Institutional Investor Trust; CFO, Caldwell Trust Company; CFO; Trust Companies of America, Inc.	1	None

(1) Interested persons under the 1940 Act.

The Trust's Statement of Additional Information (SAI) contains more information about the Trust's Trustees. To obtain a free copy of the SAI, call 800-338-9476.

Institutional Investor Trust	Page 11

Proxy Voting

To obtain a free copy of the Trust's proxy voting policy and procedures, call 800-338-9476. You can also call the same number to obtain a free copy, when available, of how the Trust voted proxies related to Fund portfolio securities during the most recent 12-month period ending June 30. The Trust's first proxy vote filing will be for the period ending June 30, 2011 and will be available within 60 days of that date.

Approval of Investment Advisory Agreement

At a meeting held on September 3, 2010, the Board (including the independent Board members) considered and approved and ratified the Investment Advisory Agreement with Institutional Investor Advisers, Inc. upon consideration of:

  The nature and quality of the services provided by the Adviser. The qualifications and experience of the Adviser's personnel and the prior relationship between the Adviser and funds that operated prior to the establishment of Institutional Investor Trust were considered. It was determined that the services provided were well-suited to the needs of the Funds and that the Advisor's personnel were capable of dependably providing those services.

  The reasonableness of the compensation payable to the Adviser. Considerations regarding the advisory fee included that the Adviser bears responsibility for the expenses of "interested" Trustees and has committed to bear any loss that might be incurred by the Trust as a direct result of any purchase failure. The Adviser and its parent Trust TCA have been providing administrative and shareholder services to the Trust since inception. In light of these factors, the Adviser's fee was deemed fair and reasonable.

  The Fund's expense ratio. In all cases the Adviser has limited Fund expenses to not more that 1% in excess of the .23% that is an inherent expense of owning exchange traded funds. When expenses exceed that 1% limit, the Adviser waives an amount of its fees sufficient to reduce total expenses to the 1% level. This commitment from the Adviser enables the Fund's expense ratio to be considered stable and reasonable to the benefit of the Fund and their shareholders.

No single factor determined the Board's decision to approve the Investment Advisory Agreement, but rather the Trustees based their determination on the total mix of information available. Considering all the factors in their totality, the Board concluded that the advisory arrangements were fair and reasonable and that continuance would be in the best interests of the Fund and its shareholders.

Institutional Investor Trust	Page 12

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees
Institutional Investor Trust

We have audited the accompanying statement of assets and liabilities of Institutional Investor Trust (the Trust), including the schedule of investments, as of December 31, 2010, and the related statements of operations and changes in net assets for the period June 3, 2010 (inception) to December 31, 2010, and financial highlights for the period from September 13, 2010 (start of operations) to December 31, 2010. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2010, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Institutional Investor Trust as of December 31, 2010; the results of its operations and the changes in net assets for the period from June 3, 2010 (inception) to December 31, 2010; and the financial highlights for the period from September 13, 2010 (start of operations) to December 31, 2010, in conformity with accounting principles generally accepted in the United States of America.

Gregory, Sharer & Stuart, P.A.

/s/ Gregory, Sharer & Stuart, P.A.

St. Petersburg, Florida
February 15, 2011

Institutional Investor Trust	Page 13

Investment Adviser
Institutional Investor Advisers, Inc.
201 Center Road, Suite Two
Venice, FL 34285
941-493-3600

Custodian
Caldwell Trust Company
201 Center Road, Suite Two
Venice, FL 34285
941-493-3600

Auditors
Gregory, Sharer & Stuart, P.A.
Certified Public Accountants
100 Second Avenue South, Suite 600
St. Petersburg, FL 33701-4383
727-821-6161

This report has been prepared for the information of shareholders of the Fund and is not authorized for distribution to investors unless preceded or accompanied by an effective Prospectus which includes information regarding the Fund's objectives, policies, management reocrd, and other information

Institutional Investor Trust

201 Center Road, Suite Two, Venice, Florida 34285 ~ 941-493-3600 ~ 800-338-9476

Item 2: Code of Ethics.
The registrant has adopted a code of ethics that applies to all of its officers. During the period covered by the report, no amendments were made to the provisions of this code of ethics. During the period covered by the report, the registrant did not grant any waivers, including implicit waivers, from the provisions of this code of ethics. The registrant has filed this code of ethics as an exhibit pursuant to Item 12(a)(1) of this Form N-CSR. Persons may request a copy of this code of ethics free of charge by calling 800-339-9476.

Item 3: Audit Committee Financial Expert.
The registrant's Audit Committee members possess a wide variety of experience in their fields including financial aspects of their industry areas, including one member with over 30 years of experience managing SEC-registered mutual funds and in-depth expertise in computer modeling and quantitative analysis of investment strategies. While no individual meets all of the requirements for an "Audit Committee Financial Expert" as prescribed in instructions to Form N-CSR, the registrant feels that the quality and diligence of these board members as a team meet all required oversight needs.

Item 4: Principal Accountant Fees and Services.

Service Provided	2010
(a) Audit Fees	$22,500.00
(b) Audit-Related Fees	$0.00
(c) Tax Fees	$2,000.00
(d) All Other Fees	$0.00
Total Fees	$24,500.00

  Audit Fees: Fees billed for services rendered for the audits of Institutional Investor Trust annual financial statements or services that are normally provided in connection with statutory and regulatory filings or engagements. For the fees listed above, the principal accountant audited the registrant's annual financial statements, performed its annual transfer agent audit under Rule 17Ad-13(a)(3), and performed a self-custody audit under Rule 17f-2.
  Audit-Related Fees: Fees billed for assurance and related services that are reasonably related to the performance of the audit of the Funds' financial statements and not reported under (a) of this Item. Not applicable.
  Tax Fees: Fees billed for professional services for tax compliance, tax advice, and tax planning. For the fees listed above, the principal accountant prepared the registrant's tax returns.
  All Other Fees: Fees billed for products and services provided by the principal accountant, other than the services reported in (a) through (c) of this Item. Not applicable.
  Audit Comittee Pre-Approvals: No pre-approvals were required for fiscal year 2010 as the Company did not engage its principal accountant in any services other than those listed in (a) through (c) above. Not applicable.
  Audit Work Performed by Other Than Accountant's permanent employees. Not applicable.
  Aggregate Non-Audit Fees Billed. Not applicable.
  Audit Committee Consideraton of Non-Audit Services. Not applicable.

Item 5: Audit Committee of Listed Registrants.
Not Applicable.

Item 6: Schedule of Investments.
Filed as part of Registrant's report to shareholders included in Item 1 above.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable to Institutional Investor Trust which is an open-end management investment company.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.
Not applicable to Institutional Investor Trust which is an open-end management investment company.

Item 9: Purchases of Equity Securities by Closed-End Managment Investment Company and Affiliated Purchasers.
Not applicable to Institutional Investor Trust which is an open-end management investment company.

Item 10: Submission of Matters to Vote of Security Holders.
None.

Item 11: Controls and Procedures.
(a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR 270.30a-2(c)) as of December 31, 2006, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to be appropriately designed to ensure that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls in its last fiscal half-year, including no significant deficiencies or material weaknesses that required corrective action.

Note:
Roland G. Caldwell, Jr., President of Institutional Investor Trust, is the sole applicable responding officer for Institutional Investor Trust

Item 12: Exhibits.

  (1) Any code of ethics or amendment thereto. Filed herewith.
  (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

  Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Institutional Investor Trust
By:	/s/ Roland G. Caldwell, Jr., President
Date:	February 16, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	Institutional Investor Trust
By:	/s/ Roland G. Caldwell, Jr., President
Date:	February 16, 2011

Note:
Roland G. Caldwell, Jr. is the sole applicable certifying officer for Institutional Investor Trust

EXHIBIT LIST

  EX-99.CODE ETH — Exhibit 12.A.1 — Code of Ethics
  EX-99.CERT — Exhibit 12.A.2 — Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002
  EX-99.906 CERT — Exhibit 12.B — Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002